TURNER FUNDS

TURNER MEDICAL SCIENCES LONG/SHORT FUND

TURNER SPECTRUM FUND

Class C Shares

Supplement dated March 10, 2014

to the Prospectus dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective March 17, 2014:

1.                          The disclosure under “Medical Sciences Long/Short Fund — Management — Portfolio Manager” on page 6 is deleted and replaced by the following:

Michael S. Tung, MD, Portfolio Manager/Global Equity Analyst, is the lead portfolio manager of the Medical Sciences Long/Short Fund. Mr. Tung joined Turner in 2013.

2.                          The disclosure under “Spectrum Fund — Management — Portfolio Managers” on pages 10-11 is deleted and replaced by the following:

The Global Consumer Strategy is managed by lead portfolio manager Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by lead portfolio manager David Honold, CFA. The Global Medical Sciences Strategy is managed by lead portfolio manager Michael S. Tung, MD. The Select Opportunities Strategy is managed by lead portfolio manager Frank Sustersic, CFA. The Titan Strategy is managed by lead portfolio manager Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by co-lead portfolio managers Donald W. Smith, CFA and Joshua B. Kohn, CFA.

David Honold, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2005. Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst — Consumer Sector, joined Turner in 2001. Michael S. Tung, MD, Portfolio Manager/Global Equity Analyst joined Turner in 2013. Frank Sustersic, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 1994. Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 2010. Donald W. Smith, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2003. Joshua B. Kohn, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2010.

3.                          The first and second paragraphs under “Portfolio Managers” on page 23 are deleted and replaced by the following:

The Market Neutral Fund is managed by a team co-led by Robert E. Turner, CFA and David Kovacs, CFA. The Medical Sciences Long/Short Fund is managed by a team led by Michael S. Tung, MD. The Titan Fund is managed by a team led by Christopher Baggini, CFA.

Each Investment Strategy of the Spectrum Fund is managed by a separate team of portfolio managers. The Global Consumer Strategy is managed by a team led by Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by a team led by David Honold, CFA. The Global Medical Sciences Strategy is managed by a team led by Michael S. Tung, MD. The Select Opportunities Strategy is managed by a team led by Frank Sustersic, CFA. The Titan Strategy is managed by a team lead by Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by a team co-led by Donald W. Smith, CFA, and Joshua B. Kohn, CFA.

4.                          The eighth paragraph under “Portfolio Managers” on page 23 is deleted and replaced by the following:

Michael S. Tung, MD, Portfolio Manager/Global Equity Analyst, is the lead portfolio manager of the Medical Sciences Long/Short Fund and the Global Medical Sciences Strategy in the Spectrum Fund.  Mr. Tung joined Turner in 2013 and has 10 years of investment experience.  Prior to joining Turner, Mr. Tung was employed with Expo Capital Management as a senior analyst from 2010 to 2012, and Delaware Investments as a portfolio manager from 2006 to 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TURNER FUNDS

TURNER MEDICAL SCIENCES LONG/SHORT FUND

TURNER SPECTRUM FUND

Class C Shares

Supplement dated March 10, 2014

to the Statement of Additional Information (“SAI”) dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI. THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective March 17, 2014:

1.                          The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Medical Sciences Long/Short Fund” on page 35 is deleted and replaced by the following:

Turner Medical Sciences Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael S. Tung (Lead Manager) (information as of January 31, 2014)	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

2. The second entry in the table titled “Turner Spectrum Fund” on page 38 is deleted and replaced by the following:

Michael S. Tung (Lead Manager, Global Medical Sciences Strategy) (information as of January 31, 2014)	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

3.                          The second and third lines on page 41 in the table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds” are deleted and replaced by the following:

Medical Sciences Long/Short Fund	Michael S. Tung (as of January 31, 2014)	None

Spectrum Fund	Frank Sustersic	None
	Jason Schrotberger	$50,001 - $100,000
	David Honold	None
	Michael S. Tung (as of January 31, 2014)	None
	Christopher Baggini	$1 - $10,000
	Donald Smith	$1 - $10,000
	Joshua B. Kohn	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE